Share-Based Compensation Plans - Deferred Stock (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 31.1	$ 40.6	$ 31.5
Deferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	0.8	0.7	0.9
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 9.9	$ 12.9	$ 9.8
In lieu of annual cash retainer | Deferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted at period end (in shares)	36,091	33,985	31,733
Additional compensation for board service | Deferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted at period end (in shares)	7,920	5,199	14,844
Additional compensation for board service | Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted at period end (in shares)	13,860	10,248	14,844
Stock units canceled	1,752